Business Combination and Disposal of Subsidiaries	12 Months Ended
Jun. 30, 2026
Business Combination and Disposal of Subsidiaries [Abstract]
BUSINESS COMBINATION AND DISPOSAL OF SUBSIDIARIES

24. BUSINESS COMBINATION AND DISPOSAL OF SUBSIDIARIES

(a)	Acquisition of equity interest in subsidiaries

June 30, 2026

There was no business combinations during the fiscal year ended June 30, 2026.

June 30, 2025

In the previous financial year 2025, Lumetrix (formerly known as ARB IOT Group Sdn. Bhd.) acquired ARB Synergy through a trust deed with Liew Kok Leong (“Trustee”), whereby Trustee is a registered holder of one (1) ordinary share representing 100% of the issued and paid-up share capital of ARB Synergy, which is held by Trustee on trust for Lumetrix. Subsequently, ARB Databook, the wholly-owned subsidiary of ARB Synergy became a wholly-owned subsidiary of Lumetrix.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries are as follows:

	ARB Synergy	ARB Databook	Total
	RM	RM	RM

Net assets upon acquired	(9,454)	(49,947)	(59,401)
Less: NCI	-	-
Equity shares acquired	100%	100%	100%
Group’s share of net assets acquired	(9,454)	(49,947)	(59,401)
Add: Other reserves	59,401	-	59,401
Total fair value of consideration for the acquisitions	49,947	(49,947)	-

Fair value consideration for the acquisitions	49,947	(49,947)	-
Less: Consideration paid	(49,947)	49,947	-
Total consideration satisfied by cash	-	-	-
Less: Cash and cash equivalents of subsidiaries	(105,619)	-	(105,619)
Cash inflow from acquisitions of subsidiaries	105,619	-	105,619

June 30, 2024

In the previous financial year 2024, ARB Techsymbol acquired ARB WMS 49,000 additional ordinary shares at RM1 per share from BCSSoft. Subsequently, ARB WMS became a wholly-owned subsidiary of ARB Techsymbol.

The fair value of consideration transferred and the effects on cash flows of the acquisitions of subsidiaries were as follows:

ARB WMS
RM

Net assets upon acquired	210,802
Less: NCI
Equity shares acquired	49%
Group’s share of net assets acquired	103,293
Less: Difference arising from acquisition of non-controlling interests recognised directly in equity	(54,293)
Total fair value of consideration for the acquisitions	49,000

Fair value consideration for the acquisitions	49,000
Less: Consideration paid	-
Total consideration satisfied by cash	49,000

The fair value of the non-controlling interest represents its share of the fair value of subsidiaries at the acquisition date, estimated using the purchase price allocation method.

(b)	Disposal of equity interest in subsidiaries

June 30, 2026

On April 22, 2026, the trust deed dated July 15, 2024, entered into between Lumetrix (formerly known as ARB IOT Group Sdn. Bhd.) and Dr. Liew Kok Leong in respect of the one (1) ordinary share, representing 100% of the issued and paid-up share capital of ARB Synergy, was terminated. Accordingly, the share ceased to be held on trust for Lumetrix and Lumetrix’s beneficial interest in ARB Synergy ceased. As a result, ARB Synergy ceased to be a subsidiary of the Group and was deconsolidated with effect from April 22, 2026.

The effect on the Group’s consolidated financial statements is as follows:

ARB Synergy
RM

Cash proceed	-
Less: Cost of investment in subsidiaries	(1)
Loss on disposal of subsidiaries at subsidiaries’ company level	(1)
Post-acquisition reserves recognized up to the date of disposal	4,440
4,439
Realization of foreign currency translation gain reclassified from reserve	-
Gain on disposal of subsidiaries at the Group level	4,439

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Synergy
RM

Other receivables, prepayments and deposits	349
Cash and bank balances	1,086
Other payables and accruals	(4,400)
Tax payables	(1,474)
(4,439)
Add: Goodwill	-
(4,439)
Gain on disposal of subsidiaries at the Group level	4,439
Net disposal proceeds	-
Cash and cash equivalents of subsidiaries disposed	(1,086)
Net cash outflow upon disposal of subsidiaries	(1,086)

June 30, 2025

The strike-off companies are presented in Note 2.

June 30, 2024

During the financial year, there was disposal of ARB Midware and its subsidiary, ARB Distribution (“ARB Midware Group”).

The effects on the Group’s consolidated financial statements are as follows:

ARB Midware
Group
RM

Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(loss) on disposal of subsidiaries at subsidiaries’ company level	-
Post-acquisition reserves recognized up to the date of disposal	(305,818)
(305,818)
Realization of foreign currency translation gain reclassified from reserve	-
Loss on disposal of subsidiaries at the Group level	(305,818)

The value of assets and liabilities of disposal of subsidiaries are as follows:

ARB Midware
Group
RM

Trade receivables	1,448,282
Other receivables, prepayments and deposits	205,000
Cash and bank balances	213,504
Trade payables	(618,071)
Other payables and accruals	(450,751)
Tax payables	(191,834)
606,130
Non-controlling interest	(300,311)
305,819
Add: Goodwill	-
305,819
Loss on disposal of subsidiaries at the Group level	(305,818)
Net disposal proceeds	1
Cash and cash equivalents of subsidiaries disposed	(213,504)
Net cash outflow upon disposal of subsidiaries	(213,503)